Earnings (Loss) Per Share - Schedule of Components of Basic and Diluted Earnings Per Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Earnings Per Share [Abstract]
Net income attributable to the Company	$ 2,004,697	$ 34,697
Weighted average outstanding ordinary shares-Basic	40,690,019	40,231,159
Weighted average outstanding ordinary shares-Basic - dilutive effect of stock options- employees	958,109
Weighted average outstanding ordinary shares-Basic - dilutive effect of stock options- nonemployees	64,556
Weighted average outstanding ordinary shares- Diluted	41,712,684	40,231,159
Earnings per share: Basic	$ 0.05	$ 0
Earnings per share: Diluted	$ 0.05	$ 0